Stockholders' Equity (Details 2) - $ / shares	3 Months Ended			9 Months Ended
	Sep. 30, 2016	Jun. 30, 2016	Jun. 30, 2015	Mar. 31, 2016
Share-based Compensation Arrangement by Share-based Payment Award, Options, Outstanding [Roll Forward]
Outstanding beginning	160,000	160,000		160,000
Exercisable	40,000
Granted			160,000
Exercised
Forfeited/Cancelled
Outstanding ending	160,000	160,000	160,000	160,000
Exercisable ending	40,000	40,000
Share-based Compensation Arrangement by Share-based Payment Award, Options, Outstanding, Weighted Average Exercise Price [Roll Forward]
Outstanding beginning	$ 1.50	$ 1.50		$ 1.50
Exercisable	1.50
Granted			1.50
Exercised
Forfeited/Cancelled
Outstanding ending	1.50	1.50	1.50	1.50
Exercisable ending	$ 1.50	$ 1.50